Trade receivables	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables
Note 17 - Trade receivables
Trade receivables from contracts with customers represent sales transactions, conducted via sales units, within the markets in which the Group operates. The average credit term to finance service providers and fleet customers is two weeks. Trade receivables - related parties were comprised of sales transactions with related parties in relation to sale of R&D services, software and performance engineered kits.

The following table details the aging analysis of the trade receivables:

	Not overdue	1-30 days overdue	30-90 days overdue	>90 days overdue	Total
2022
Gross trade receivables	130,718	93,371	19,034	2,984	246,107
Trade receivables - related parties	61,293	12,786	519	398	74,996

Net trade receivables	192,011	106,157	19,553	3,382	321,103

2021
Gross trade receivables	89,348	53,289	14,403	713	157,753
Trade receivables - related parties	7,210	7,310	—	168	14,688

Net trade receivables	96,558	60,599	14,403	881	172,441

Management determines that a receivable is written off once reasonable means of collection have been unsuccessful and the Group has no reasonable expectations of recovering the entire contractual cash flows, or a portion thereof. Historically, the Group has had nil credit losses, neither from external receivables nor from related party receivables. As of December 31, 2022 and 2021 Polestar Group performed an ECL assessment and found no significant effects resulting from the analysis; no write-offs were made for trade receivables.
Further information on credit risks for trade receivables is included in Note 2 - Financial risk management.